Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Options
Stock Options

Note 10 – Stock Options

The table below summarizes the Company’s stock option activities for the three months ended March 31, 2022:

	Number of Options Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance, January 1, 2022	83,133,001	0.005- 1,121,250,000	$0.0274
Granted	-	-	-
Exercised	-	-	-
Expired	-	-	-
Balance outstanding, March 31, 2022	83,133,001	$0.005- 1,121,250,000	$0.0274
Balance exercisable, March 31, 2022	53,433,547	$0.005- 1,121,250,000	$0.0274

At March 31, 2022, the intrinsic value of outstanding options was $717,000.

During the period ended March 31, 2022, the Company recognized stock compensation expense of $1,636,000 to account the fair value of stock options that vested. As of March 31, 2022, fair value of unvested stock options amounted to $1.3 million and will be recognized as stock compensation expense in future periods as it vests.

The following table summarizes information concerning the Company’s stock options as of March 31, 2022:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$1,121,250,000	1	2	$1,121,250,000	1	1	$1,121,250,000
$2.85	126,000	7	2.85	126,000	6	2.85
$3.125	392,000	6	3.125	392,000	5	3.125
$2.05	115,000	9	2.05	115,000	8	2.05
$0.0375	65,000,000	10	0.0375	36,748,634	10	0.0375
$0.005	17,500,000	10	0.005	16,051,912	10	0.005
$0.005 – 1,121,250,000	83,133,001	6.8	$0.03704	53,433,547	6.8	$0.0274

Note 13 – Stock Options

In November 2012, the stockholders approved the 2012 Stock Option Plan for the Company’s employees, effective January 3, 2013. The number of shares authorized for issuance under the plan was 100,000,000 and was increased to 400,000,000 in November 2017 by unanimous consent of the Board of Directors.

During the year ended December 31, 2020, the Company granted options to purchase an aggregate of 57,500,000 shares of its common stock to employees. The options have an exercise price of $0.005 per share, vest over six months, and expire in 10 years, with a total fair value of approximately $3,853,000 using the Black-Scholes Merton option pricing model. The fair value of the options was determined using a Black-Scholes Merton option pricing model based on the following assumptions: (i) volatility rate of 604%, (ii) discount rate of 0.95%, (iii) zero expected dividend yield, and (iv) expected life of 10.00 years. The Company recognized stock compensation expense of $506,000 to account the fair value of options that vested during the period. As of December 31, 2020, the unamortized stock compensation amounted to approximately $3.6 million which was recognized in fiscal 2021.

In February 2021, 12,250,000 unvested options granted in fiscal 2020 were modified and such options became fully vested. Pursuant to current accounting guidelines, the Company remeasured the fair value of these options and determined their fair value to be $3,675,000 and was recorded as stock compensation expense.

During the year ended December 31, 2021, the Company recorded additional stock compensation expense of $2,712,000 to account for options granted in the prior year that vested. In addition, the Company also issued 39,955,655 shares of the Company’s common stock upon cashless exercise of 42,500,000 options. The Company also granted options to purchase an aggregate of 67,500,000 shares of its common stock to employees. The options have an exercise price of $0.005 per share for 2,500,000 option shares and $0.0375 for 65,000,000 option shares, vest over six months, and expire in 10 years, with a total fair value of approximately $5,400,000 using the Black-Scholes Merton Option Pricing model. The fair value of the options was determined using a Black-Scholes Merton Option Pricing model based on the following assumptions: (i) volatility rate of 137%, (ii) discount rate of 1.46%, (iii) zero expected dividend yield, and (iv) expected life of 10.00 years. The Company recognized stock compensation expense of $368,000 to account for the fair value of options that vested during the period. As of December 31, 2021, the unamortized stock compensation amounted to approximately $5,032,000 which will be recognized in fiscal 2022.

The table below summarizes the Company’s stock option activities for the period January 1, 2020 to December 31, 2021:

	Number of Options Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance, January 1, 2020	633,001	$2.05-1,121,250,000	$2.93

Granted	57,500,000	0.0005	0.0005
Exercised	-	-	-
Expired	-	-	-
Balance, December 31, 2020	58,133,001	0.0005-1,121,250,000	0.03704

Granted	67,500,000	0.005-0.0375	0.0104
Exercised	(42,500,000)	-	-
Expired	-	-	-
Balance outstanding, December 31, 2021	83,133,001	$0.005-1,121,250,000	$0.0274
Balance exercisable, December 31, 2021	20,236,826	$0.005-1,121,250,000	$0.0274

At December 31, 2021 and 2020, the intrinsic value of outstanding options was $3,225,000 and $0, respectively.

The following table summarizes information concerning the Company’s stock options as of December 31, 2021:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$1,121,250,000	1	2	$1,121,250,000	1	1	$1,121,250,000
$2.85	126,000	7	2.85	126,000	6	2.85
$3.125	392,000	6	3.125	392,000	5	3.125
$2.05	115,000	9	2.05	115,000	8	2.05
$0.0375	65,000,000		0.0375	3,551,913	10	0.0375
$0.005	17,500,000	10	0.005	16,051,912	10	0.005
$0.005 – 1,121,250,000	83,133,001	6.8	$0.03704	20,236,826	6.8	$0.0274